Tarp Capital Purchase Program - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Capital Stock [Line Items]
Preferred Stock of series A shares issued for an aggregate purchase price in cash, shares	7,319		7,319	7,319
Preferred Stock of series A shares and serious B warrants issued for an aggregate purchase price in cash	$ 6,970,000		$ 6,970,000
Cumulative dividends rate per annum	5.00%	5.00%	5.00%	5.00%
Series A Preferred Stock
Capital Stock [Line Items]
Preferred Stock of series A shares issued for an aggregate purchase price in cash, shares	6,970		6,970
Cumulative dividends rate per annum	5.00%		5.00%
Series A preferred stock partially redeemable at the rate of issue price as	25.00%		25.00%
Series B Preferred Stock
Capital Stock [Line Items]
Preferred stock Warrant issued	349		349
Cumulative dividends rate per annum	9.00%		9.00%
Series B preferred stock partially redeemable at the rate of liquidation value as	25.00%		25.00%
Cumulative Preferred Stock
Capital Stock [Line Items]
Cumulative dividends rate per annum	9.00%		9.00%
US Treasury Securities
Capital Stock [Line Items]
Company enters into a Letter Agreement and Securities Purchase Agreement with U.S. treasury Department	May 15, 2009		May 15, 2009